Capital Structure, Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands														1 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 10, 2021	May 19, 2021	May 14, 2021	May 12, 2021	May 06, 2021	Apr. 26, 2021	Mar. 24, 2021	Feb. 19, 2021	Jan. 08, 2021	Sep. 01, 2020	Aug. 20, 2020	Jun. 08, 2020	Apr. 02, 2020	Oct. 31, 2020	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 22, 2020
Warrants [Abstract]
Shares issued (in shares)		7,986,913					95,573	4,415,000		258,214				200,000		226,342	10,000
Proceeds from exercise of warrants																	$ 70
Shares to be issued upon exercise of remaining warrants (in shares)																	891,603
Number of securities called by warrants (in shares)											10		1
Warrant exercise price (in dollars per share)						$ 7			$ 7				$ 27.2				$ 5
Gross proceeds								$ 75,055		$ 1,782	$ 25,000		$ 6,899	$ 20	$ 73,750	$ 4,100
Number of securities included in units offered (in shares)											1
Number of units included in public offering (in shares)											3,571,428		253,646
Number of securities called by each warrant (in shares)						1			1
Number of units issued (in shares)					428,571				798,691
Sales price (in dollars per share)						$ 7		$ 17	$ 7							$ 7			$ 7
Repayment of subordinated long-term debt by issuance of shares																	$ 0	$ 3,000	$ 0
Repurchase of warrants																	$ 0	$ 1,023	$ 0
Class D Warrant [Member]
Warrants [Abstract]
Shares to be issued upon exercise of remaining warrants (in shares)																27,304	27,304	27,304	27,304
Number of securities called by warrants (in shares)												61,404
Warrant exercise price (in dollars per share)												$ 16	$ 27.2			$ 16	$ 16	$ 16	$ 16	$ 19.2
Gross proceeds												$ 982
Warrants outstanding (in shares)																4,368,750		4,368,750	4,368,750
Number of securities included in units offered (in shares)													160			40,583,500			40,583,500
Class E Warrant [Member]
Warrants [Abstract]
Shares issued (in shares)																		3,226,371
Warrants exercised (in shares)																	100,000
Proceeds from exercise of warrants																		$ 22,585
Shares to be issued upon exercise of remaining warrants (in shares)																	853,271
Warrants issued (in shares)											5,182,142
Number of securities called by warrants (in shares)											10
Warrant exercise price (in dollars per share)											$ 7
Warrants outstanding (in shares)																	8,532,713
Number of securities included in units offered (in shares)											1
JDH Warrants [Member]
Warrants [Abstract]
Warrants exercised (in shares)				7,986,913
Proceeds from exercise of warrants			$ 5,591
Warrants issued (in shares)					4,285,714				7,986,913
Number of securities called by warrants (in shares)				798,691
Warrant exercise price (in dollars per share)				$ 7		$ 7										$ 7			$ 7
Warrants to be issued (in shares)																7,986,913			7,986,913
Repurchase of warrants (in shares)	428,571
Repurchase of warrants	$ 1,023
Pre-Funded Warrants [Member]
Warrants [Abstract]
Warrant exercise price (in dollars per share)																$ 0.001			$ 0.001
Warrants to be issued (in shares)																95,573			95,573
Number of securities included in each unit (in shares)						1
Pre-Funded Warrant [Member]
Warrants [Abstract]
Number of securities included in each unit (in shares)						1			1
Warrant [Member]
Warrants [Abstract]
Number of securities included in each unit (in shares)						10			10
Representative Warrants [Member]
Warrants [Abstract]
Shares to be issued upon exercise of remaining warrants (in shares)																	11,028
Common Stock [Member]
Warrants [Abstract]
Shares issued (in shares)																	10,000	9,238,754	6,647,749
Number of securities included in units offered (in shares)											1		1
Number of securities included in each unit (in shares)						1			1		1
Over-Allotment Option [Member]
Warrants [Abstract]
Number of securities called by warrants (in shares)													11,028
Number of units included in public offering (in shares)													33,084
Over-Allotment Option [Member] | Class D Warrant [Member]
Warrants [Abstract]
Warrants issued (in shares)													1
Warrant exercise price (in dollars per share)													$ 34
Over-Allotment Option [Member] | Class E Warrant [Member]
Warrants [Abstract]
Warrants exercised (in shares)																			0
Warrants issued (in shares)											5,182,142
Warrant exercise price (in dollars per share)											$ 0.01
Second JDH Loan [Member]
Warrants [Abstract]
Repayment of subordinated long-term debt by issuance of shares					$ 3,000	$ 3,000